Contingent Consideration	12 Months Ended
Dec. 31, 2023
Contingent Consideration [Abstract]
Contingent consideration

23. Contingent consideration

On April 30, 2021, KNL completed the acquisition of all shares of Kabanga Holdings Limited from Barrick International (Barbados) Corporation and Glencore Canada Corporation and all shares of Romanex International Limited from Glencore Canada Corporation and Sutton Resources Limited for a total consideration of $14 million, to acquire the physical assets and all historical IP related to the Kabanga Nickel Project. The IP relates to a significant amount of data and exploration and study expenses that earlier owners invested into the Kabanga Nickel Project.

Of the $14 million, $8 million was paid by KNL to the previous owners before completion of the acquisition, with the remaining $6 million due to the sellers in stage payments as below:

●	The first tranche amounting to $2 million: payable at the earlier of completion of feasibility study and 3rd anniversary of the contract from date of signing.

●	The second tranche amounting to $4 million: payable at the earlier of the completion of feasibility study or the 5th anniversary of the contract from date of signing.

On December 15, 2022, KNL made the first tranche payment amounting to $2 million. The remaining $4 million is expected to be paid at the completion of a definitive feasibility study or on December 9, 2024, whichever is earlier.

The present value of the outstanding balance of contingent consideration as of December 31, 2022, based Lifezone’s incremental borrowing rate of 8.85% has been reported on the Statement of Financial Position at $3,693,612 (2022: $3,689,755).

The carrying amounts for the reporting periods can be analyzed as follows:

Gross carrying amount	$

At January 1, 2022	5,681,603
Repayment	(2,000,000)
Remeasurement gain	(235,505)
Accretion of interest	243,657
At December 31, 2022	3,689,755
Remeasurement gain	(156,047)
Accretion of interest	159,904
At December 31, 2023	3,693,612

Lifezone remeasured the remaining portion of contingent consideration of $4 million to consider the current progress of the definitive feasibility study. As at December 31, 2023, Lifezone assessed that it is highly probable that the completion of the definitive feasibility study will be achieved by the 5th anniversary of the contract from the date of signing, well within the agreed timeline. The remeasurement charge has been recognized in the Statement of Comprehensive Income.